UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2008
- ----------------------------------------------

Check here if Amendment  [ ];  Amendment Number:
   This Amendment (Check only one.) :

                                [ ]  is a restatement.
                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
- ----------------------------------------------------

Name:                    Daiwa SB Investments Co., Ltd.
Address:                 2-1 KASUMIGASEKI 3-CHOME, CHIYODA-KU
                         TOKYO JAPAN 103-0027
Form 13F File Number:    28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
- ----------------------------------------------------------

Name:             Toshiaki Kawai
Title:            Senior Managing Director
Phone:            81-3-6205-0368

Signature, Place, and Date of Signing:

/s/ Toshiaki Kawai             Chiyoda-ku, Tokyo Japan         May 31, 2008
- -----------------            -----------------------         -----------------
[Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NA

Form 13F Information Table Entry Total:   76 Items

Form 13F Information Table Value Total:   $1,879,876 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       13F File Number           Name
- ---       ---------------           ----

                                                     FORM 13F INFORMATION TABLE

Item 1                           Item 2           Item 3            Item 4      Item 5    Item 6    Item 7
==============                   ==============   ======         =========     =======  ========    =======================
                                                                 MKT VALUE     SHRS OR     OTHER    INVESTMENT DISCRETION
NAME OF ISSUER                   TITLE OF CLASS   CUSIP          (x$1000)      PRN AMT  MANAGERS    Sole   Shared      None
==============                   ==============   ======         =========     =======  ========    ====== ======      ====


ADVANCED SEMICONDUCTOR           SPONSORED ADR    00756M404            628      130000    DEFINED    50000      -     80000
APPLE INC                        COM              037833100           1858       12950    DEFINED    12950      -         -
AMERICAN CAPITAL STRATEGIES      COM              024937104           2157       63147    DEFINED    63147      -         -
ACE LTD                          ORD              G0070K103           3884       70548    DEFINED    70548      -         -
AMERICAN ELECTRIC POWER INC      COM              025537101           4540      109066    DEFINED   109066      -         -
AMERICAN TOWER CORP              CL A             029912201           4377      111618    DEFINED   111618      -         -
AIR PRODUCTS & CHEMICALS INC     COM              009158106           6903       75028    DEFINED    75028      -         -
AMPHENOL CORP                    CL A             032095101           5221      140165    DEFINED   140165      -         -
ASIAINFO HOLDINGS INC            COM              04518A104           1629      150000              150000      -         -
ACTIVISION INC                   COM              004930202           5689      208314    DEFINED   208314      -         -
BANK OF AMERICA CORP             COM              060505104          56808     1498500             1498500      -         -
BUNGE LIMITED                    COM              G16962105           7140       82186    DEFINED    82186      -         -
BANK OF NEW YORK MELLON CORP     COM              064058100           6331      151712    DEFINED   151712      -         -
BRISTOL MYERS-SQUIBB             COM              110122108          50967     2392800             2392800      -         -
CITIGROUP INC                    COM              172967101          53015     2475000             2475000      -         -
CONAGRA FOODS INC                COM              205887102          21680      905200              905200      -         -
CARNIVAL CORP                    PAIRED CTF       143658300          63950     1579800             1579800      -         -
CELGENE CORP                     COM              151020104           6621      108026    DEFINED   108026      -         -
CISCO SYSTEMS                    COM              17275R102           5055      209836    DEFINED   209836      -         -
CHEVRON CORP                     COM              166764100          92537     1084083    DEFINED  1084083      -         -
DEERE & CO                       COM              244199105         104306     1296699    DEFINED  1296699      -         -
DR HORTON INC                    COM              23331A109          81472     5172800             5172800      -         -
DENBURY RESOURCES INC            COM              247916208           1679       58805    DEFINED    58805      -         -
DIAMOND OFFSHORE DRILLING        COM              25271C102          87335      750300              750300      -         -
EMERSON ELEC CO                  COM              291011104           3262       63387    DEFINED    63387      -         -
ELECTRONIC ARTS INC              COM              285512109           4180       83734    DEFINED    83734      -         -
EXPRESS SCRIPTS INC              COM              302182100           5910       91891    DEFINED    91891      -         -
FREEPORT-MCMORAN COPPER          COM              35671D857          79894      830324    DEFINED   830324      -         -
GENERAL ELECTRIC CO              COM              369604103          10193      275408    DEFINED   275408      -         -
GILEAD SCIENCES INC              COM              375558103           8197      159063    DEFINED   159063      -         -
GAP INC                          COM              364760108          86566     4398660    DEFINED  4398660      -         -
GOLDMAN SACHS GROUP              COM              38141G104           5673       34302    DEFINED    34302      -         -
HUDSON CITY BANCORP INC          COM              443683107           5792      327625    DEFINED   327625      -         -
HARTFORD FINL SVCS GRP           COM              416515104           3026       39931    DEFINED    39931      -         -
HARSCO CORP                      COM              415864107           7988      144247    DEFINED   144247      -         -
ICICI BANK LTD-SPON ADR          ADR              45104G104             53        1400                1400      -         -
INTEL CORP                       COM              458140100           4752      224369    DEFINED   224369      -         -
J.C. PENNEY CO INC               COM              708160106          51565     1367400             1367400      -         -
JOHNSON & JOHNSON                COM              478160104          12246      188777    DEFINED   188777      -         -
JPMORGAN CHASE & CO              COM              46625H100          79579     1852822    DEFINED  1852822      -         -
KEYCORP                          COM              493267108          60479     2755300             2755300      -         -
COCA-COLA CO/THE                 COM              191216100          10524      172895    DEFINED   172895      -         -
MATTEL INC                       COM              577081102          67107     3372199    DEFINED  3372199      -         -
MICROCHIP TECHNOLOGY INC         COM              595017104          69774     2131800             2131800      -         -
METLIFE INC                      COM              59156R108           4286       71122    DEFINED    71122      -         -
MONSANTO CO /NEW                 COM              61166W101          11408      102315    DEFINED   102315      -         -
MARATHON OIL CORP                COM              565849106           2812       61657    DEFINED    61657      -         -
MORGAN STANLEY                   COM              617446448           3531       77275    DEFINED    77275      -         -
MICROSOFT CORP                   COM              594918104           6551      230837    DEFINED   230837      -         -
PEOPLES UNITED FINANCIAL         COM              712704105           6061      350171    DEFINED   350171      -         -
PEPSICO INC                      COM              713448108           4124       57124    DEFINED    57124      -         -
PFIZER INC                       COM              717081103           6829      326261    DEFINED   326261      -         -
PROCTER AND GAMBLE CO            COM              742718109           5460       77923    DEFINED    77923      -         -
PULTE HOMES INC                  COM              745867101          95753     6580959    DEFINED  6580959      -         -
PNC FINANCIAL SERVICES GROUP     COM              693475105          68927     1051200             1051200      -         -
PPG INDUSTRIES INC               COM              693506107          59735      987200              987200      -         -
PPL CORPORATION                  COM              69351T106           4635      100944    DEFINED   100944      -         -
PRUDENTIAL FINANCIAL INC         COM              744320102           4667       59636    DEFINED    59636      -         -
REYNOLDS AMERICAN INC            COM              761713106          66556     1127500             1127500      -         -
TRANSOCEAN INC                   SHS              G9007310            4570       33799    DEFINED    33799      -         -
SMITH INTERNATIONAL INC          COM              832110100           5089       79236    DEFINED    79236      -         -
SINA CORP                        ORD              G81477104            494       14000               14000      -         -
SANDISK CORP                     COM              80004C101           3960      175443    DEFINED   175443      -         -
SYMANTEC CORP                    COM              871503108           4484      269778    DEFINED   269778      -         -
AT&T INC                         COM              00206R102          77855     2032763    DEFINED  2032763      -         -
MOLSON COORS BREWING CO -B       CL B             60871R209           7176      136496    DEFINED   136496      -         -
THERMO FISHER SCIENTIFIC INC     COM              883556102           6412      112814    DEFINED   112814      -         -
TAIWAN SEMICONDUCTOR             SPONSORED ADR    874039100            729       71000    DEFINED    45000      -     26000
TATA MOTORS LTD-SPON ADR         SPONSORED ADR    876568502             58        3700                3700      -         -
US BANCORP                       COM              902973304          70962     2192900             2192900      -         -
UNITED TECHNOLOGIES CORP         COM              913017109           5821       84583    DEFINED    84583      -         -
WELLS FARGO & COMPANY            COM              949746101          59099     2030900             2030900      -         -
WR BERKLEY CORP                  COM              084423102           3547      128113    DEFINED   128113      -         -
XILINX INC                       COM              983919101           5158      217189    DEFINED   217189      -         -
EXXON MOBIL CORPORATION          COM              30231G102          14352      169684    DEFINED   169684      -         -
YUM BRANDS INC                   COM              988498101           6233      167500    DEFINED   167500      -         -
